BUSINESS COMBINATION Business Combination (Details - GZ WFH) - Guizhou Wan Feng Hu Intelligent Aquatic Technology Co Limited [Member]	Oct. 08, 2020 USD ($)
Business Acquisition [Line Items]
Cash and bank balance	$ 3,974
Trade receivables	1,534,961
Inventory	295,960
Prepaid expenses and other current assets	143,819
Plant and equipment, net	703,412
Advance to suppliers	3,996
Deferred tax assets, net	121,675
Accounts payable	(264,622)
Other payables and accrued liabilities	(312,562)
Advance from customers	(637,455)
Income tax payable	(629,666)
Due to related parties	(414,583)
Net assets acquired	548,909
Consideration received	(4,750)
Non-controlling interest	(21,868)
Cumulative exchange difference from translation of foreign operations	(62,174)
Loss on disposal of subsidiary	$ 460,117